Staff costs (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Staff Costs
Wages and salaries	£ 1,708	£ 2,033	£ 1,354
Defined contribution pension cost (note 23)	86	98	71
Social security contributions and similar taxes	233	269	152
Share-based payment charge	28	123	89
Staff costs gross	£ 2,055	£ 2,523	£ 1,666